Trade and Other Receivables	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
10	TRADE AND OTHER RECEIVABLES

	December 31, 2023	June 30, 2024
	RM	RM	USD
Trade receivables
- Third parties	11,310,279	27,995,076	5,934,681
- Related parties	2,499,319	5,531,955	1,172,720
	13,809,598	33,527,031	7,107,401
Less: Allowance for expected credit losses on trade receivables	(2,518,122)	-	-
	11,291,476	33,527,031	7,107,401

Deposits	4,122,755	4,518,326	957,841
Prepayments	466,629	84,991,054	18,017,267
Other receivables	13,068,732	18,977,576	4,023,059
	28,949,592	142,013,987	30,105,568

Movement in allowance for expected credit losses on trade receivables as follows:

Beginning balances	1,757,638	2,518,122	533,817
Additional	756,973	-	-
Bad debt written off	-	(2,518,122)	(533,817)
Currency realignment	3,511	-	-
Ending balance	2,518,122	-	-

The average credit period for services rendered is 30 days. No interest is charged on the outstanding balances.

	December 31, 2023	June 30, 2024
	RM	RM	USD
Not past due	5,961,854	18,960,617	4,019,465
Past due	7,847,744	14,566,414	3,087,936
Less: Allowance for expected credit losses	(2,518,122)	-	-
	11,291,476	33,527,031	7,107,401

A majority of the Group’s trade receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of receivables that are past due the average credit period:

	December 31, 2023	June 30, 2024
	RM	RM	USD
< 30 days	790,489	6,410,714	1,359,008
31 days to 60 days	4,240	5,591,402	1,185,322
61 days to 210 days	5,015,219	-	-
211 days to 240 days	-	738,728	156,603
241 days to < 1 year	2,037,796	1,825,570	387,003
Total	7,847,744	14,566,414	3,087,936

In determining the recoverability of a trade receivables, the Group considers any changes in the credit quality of the trade receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Group’s trade receivables balances which are past due and partially impaired.

(ii)	These amounts are stated before any deduction for impairment losses and are not secured by any collateral or credit enhancements.

The allowance for ECL has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Group’s credit risk management, the Group assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Impairment allowance on trade receivables has been measured at an amount equal to lifetime expected credit losses (“ECL”). The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate. The Group has recognized a loss allowance of 100% against general receivables over 240 days past due because historical experience has indicated that these receivables are generally not recoverable. For specific and individual trade receivables, the Group has access them individually to decide whether the trade receivables have recoverable issues based on the closely contact and past experience to justify it.

There has been no change in the estimation techniques or significant assumptions made during the current reporting period. A trade receivable is written-off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of trade receivables based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:

Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2023	-	-	-	480,326	-	2,037,796	2,518,122
Lifetime ECL – June 30, 2024	-	-	-	-	-	-	-

The above balances that are not denominated in the functional currency are as follows:

	December 31, 2023	June 30, 2024
	RM	RM
United States dollar	5,743,323	22,947,168